Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Significant Accounting Policies
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Preparation
The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Basis of Measurement
The accompanying consolidated financial statements have been prepared on a going concern basis, under the historical cost convention, except for certain equity method investments as well as certain loans receivable, investments, derivative instruments, and contingent consideration, which are recorded at fair value. Historical cost is generally based upon the fair value of the consideration given in exchange for assets acquired and the contractual obligation for liabilities incurred.

(c)	Functional and Presentation Currency
The Company’s functional currency and that of the majority of its subsidiaries is the United States (“U.S.”) dollar. The Company’s reporting currency is the U.S. dollar (“USD”). All references to “C$” refer to Canadian dollars. Foreign currency denominated assets and liabilities are re-measured
into the functional currency using
period-end
exchange rates. Gains and losses from foreign currency transactions are included in Other income (expense), net in the Consolidated Statements of Operations.
Assets and liabilities of foreign operations having a functional currency other than USD (e.g., C$) are translated at the rate of exchange prevailing at the reporting date; revenues and expenses are translated at the monthly average rate of exchange during the period. Gains or losses on translation of foreign subsidiaries and net investments in foreign operations are included in other comprehensive loss and Accumulated other comprehensive loss on the Consolidated Balance Sheets.

(d)	Basis of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries with intercompany balances and transactions eliminated upon consolidation. Subsidiaries are those entities over which the Company has the power over the investee; is exposed, or has rights, to variable involvement with the investee; and has the ability to use its power to affect its returns. The following are Cresco Labs’ wholly owned or controlled entities as of December 31, 2021:

Entity	Location	Purpose	Percentage Held
Cresco Labs Inc.	British Columbia, Canada	Parent Company
CannaRoyalty Corp. (Origin House)	Ontario, Canada	Holding Company	100%
Cali-AntiFragile Corp.	California	Holding Company	100%
Alta Supply Inc. (Continuum)	California	Distribution	100%
Kaya Management Inc.	California	Production	100%
River Distributing Co., LLC	California	Distribution	100%
FloraCal Farm s	California	Cultivation	100%
Cub City, LLC	California	Cultivation	100%
CRHC Holdings Corp.	Ontario, Canada	Holding Company	100%
Laurel Harvest Labs, LLC	Pennsylvania	Cultivation and Dispensary Facility	100%
JDRC Mount Joy, LLC	Illinois	Holding Company	100%
JDRC Scranton, LLC	Illinois	Holding Company	100%

Entity	Location	Purpose	Percentage Held
Bluma Wellness Inc.	British Columbia, Canada	Holding Company	100%
CannCure Investments Inc.	Ontario, Canada	Holding Company	100%
Cannabis Cures Investments, LLC	Florida	Holding Company	100%
3 Boys Farm, LLC (One Plant Florida)	Florida	Cultivation, Production and Dispensary Facility	100%
Farm to Fresh Holdings, LLC	Florida	Cultivation, Production and Dispensary Facility	100%
Cresco U.S. Corp .	Illinoi s	Manager of Cresco Labs, LLC	100%
MedMar Inc.	Illinois	Holding Company	100%
MedMar Lakeview, LLC	Illinois	Dispensary	88%
MedMar Rockford, LLC	Illinois	Dispensary	75%
Gloucester Street Capital, LLC	New York	Holding Company	100%
Valley Agriceuticals, LLC	New York	Operating Entity	100%
CMA Holdings, LLC	Illinois	Holding Company	100%
BL Real Estate, LLC	Massachusetts	Holding Company	100%
Cultivate Licensing LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cultivate Worcester, Inc	Massachusetts	Dispensary	100%
Cultivate Leicester, Inc	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cultivate Framingham, Inc	Massachusetts	Dispensary	100%
Cultivate Burncoat, Inc	Massachusetts	Holding Company	100%
Cultivate Cultivation, Inc	Massachusetts	Cultivation and Production Entity	100%
Good News Holdings, LLC	Illinois	Holding Company	100%
Wonder Holdings, LLC	Illinois	Holding Company	100%
BW Maryland Holdings, LLC	Illinois	Holding Company	100%
CP Pennsylvania Holdings, LLC	Illinois	Holding Company	100%
Bay, LLC	Pennsylvania	Holding Company	100%
Bay Asset Management, LLC	Pennsylvania	Holding Company	100%
Ridgeback, LLC	Colorado	Holding Company	100%
Cresco Labs, LLC	Illinois	Operating Entity	57%
Cresco Labs Notes Issuer, LLC	Illinois	Holding Company
Cresco Labs Ohio, LLC	Ohio	Cultivation, Production and Dispensary Facility	99%
Wellbeings, LLC	Delaware	CBD Wellness Product Development	100%
Cresco Labs SLO, LLC	California	Holding Company	100%
SLO Cultivation Inc.	California	Cultivation and Production Facility	80%
Cresco Labs Joliet, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Kankakee, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Logan, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs PA, LLC	Illinois	Holding Company	100%
Cresco Yeltrah, LLC	Pennsylvania	Cultivation, Production and Dispensary Facility	100%
JDC Newark, LLC	Ohio	Holding Company	100%
Verdant Creations Newark, LLC	Ohio	Dispensary	100%
JDC Marion, LLC	Ohio	Holding Company	100%
Verdant Creations Marion, LLC	Ohio	Dispensary	100%
JDC Chillicothe, LLC	Ohio	Holding Company	100%
Verdant Creations Chillicothe, LLC	Ohio	Dispensary	100%
JDC Columbus, LLC	Ohio	Holding Company	100%
Care Med Associates, LLC	Ohio	Dispensary	100%
Cresco Labs Arizona, LLC	Arizona	Holding Company	100%
Arizona Facilities Supply, LLC	Arizona/Maryland	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Tinad, LLC	Illinois	Holding Company	100%
PDI Medical III, LLC	Illinois	Dispensary	100%
Cresco Labs Phoenix Farms, LLC	Illinois	Holding Company	100%
Phoenix Farms of Illinois, LLC	Illinois	Dispensary	100%
JDC Elmwood, LLC	Illinois	Holding Company	100%
FloraMedex, LLC	Illinois	Dispensary	100%
Cresco Edibles, LLC	Illinois	Holding Company	100%
TSC Cresco, LLC	Illinois	Licensing	75%
Cresco HHH, LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Michigan, LLC (a)	Michigan	Cultivation and Production Facility	85%

(a)	Cresco Labs Michigan, LLC is 85% owned by related parties within management of the Company.

Cresco U.S. Corp., which is wholly owned by the Company, is the sole manager of Cresco Labs, LLC; Cresco Labs, LLC is the sole owner and manager of Cresco Labs Notes Issuer, LLC. Therefore, the Company controls Cresco Labs Notes Issuer, LLC and has consolidated its results into the consolidated financial statements.
Non-controlling
interests (“NCI”) represent ownership interests in consolidated subsidiaries by parties that are not shareholders of the Company. They are shown as a component of total equity in the Consolidated Balance Sheets, and the share of income attributable to NCI is shown as a component of net loss in the Consolidated Statements of Operations and in the Consolidated Statement of Comprehensive Loss. Changes in the parent company’s ownership that do not result in a loss of control are accounted for as
equity transactions.

(e)	Cash and Cash Equivalents
Cash and cash equivalents include cash deposits in financial institutions and other deposits that are readily convertible into cash and cash on hand at locations. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.

(f)	Restricted Cash
Restricted cash represents amounts held in escrow related to investments, acquisitions, and building improvements.

(g)	Accounts Receivable
Accounts receivable are recorded net of allowance for doubtful accounts. The Company estimates the allowance for doubtful accounts based on contractual payment terms, actual payment history of its customers, current economic conditions, and individual customer circumstances. Accounts receivables are evaluated quarterly, and an allowance is recorded as needed. When a receivable is uncollectible, it is written off against the provision. Subsequent recoveries of amounts previously written off are credited to the Consolidated Statements of Operations. See Note 16 for further discussion.

(h)	Inventory
Inventory is primarily composed of raw materials (cannabis and non-cannabis),
work in process, and finished goods.
Inventory is recorded at the lower of cost or net realizable value, with cost determined using the weighted-average cost method. For manufactured inventory, costs incurred during the growing and production of cannabis and cannabis-based products are capitalized as incurred to the extent that cost is less than net realizable value. These costs include, but are not limited to, materials, labor, overhead costs and depreciation expense on equipment involved in manufacturing, packaging, labeling, inspection and testing. The Company reviews inventory for obsolete, redundant and slow-moving goods and any such inventory is written down to net realizable value or a reserve is recorded for inventory identified for disposal.
(i)	Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation. Land is recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful life of the asset. The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year-end
unless a triggering event occurs earlier requiring an evaluation sooner, and is adjusted prospectively, if appropriate. Equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition or impairment of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the accompanying Consolidated Statements of Operations. The Company assesses property plant and equipment for indicators of impairment throughout the reporting period. See Note 4 for additional details.

Category	Methodology	Estimated Useful Life
Leasehold Improvements	Amortized over the lesser of the life of the lease or estimated useful life of the improvement	1 - 15 years
Machinery and Equipment	Over the estimated useful life of the asset	5 - 15 years
Furniture and Fixtures	Over the estimated useful life of the asset	3 - 8 years
Vehicles	Over the estimated useful life of the asset	5 years
Website and Software	Over the estimated useful life of the asset	3 - 7 years
Computer Equipment	Over the estimated useful life of the asset	3 - 7 years
Buildings and Building Improvements	Over the estimated useful life of the asset	5 - 39 years
Repairs and maintenance that do not improve efficiency or extend economic life are charged to expense as incurred.

(j)	Intangible Assets
Intangible assets are recorded at cost, less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date or date of consolidation/control. Amortization of definite-lived intangible assets is recorded on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. Costs incurred during the year to renew or extend the term of a recognized intangible asset are included within additions and are amortized on a straight-line basis over the useful lives of the permit or license renewal period. Intangible assets are amortized over the following terms:

Category	Estimated Useful Life
Customer Relationships	7 - 19 years
Non-Compete Agreements	4 - 5 years
Trade Names	10 years
Permit Application Fees	1 - 2 years
Non-Solicitation Agreements	1 - 2 years
The estimated useful lives and residual values are reviewed at each year end, and any changes in estimates are accounted for prospectively. Intangible assets that have an indefinite useful life are not subject to amortization. The Company’s indefinite-lived intangible assets consist of licenses which represent the future benefits associated with the Company’s cultivation, processing, and dispensary licenses. Absent such license intangibles, the Company cannot continue as a going concern and as such, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows to the Company.

Definite-lived intangible assets are tested for impairment when there is an indication of impairment. Indefinite-lived intangible assets are tested for impairment annually or more frequently as warranted if events or changes in circumstances indicate impairment.
For the purpose of impairment testing, goodwill and indefinite-lived intangible assets have been allocated to reporting units, determined based on the smallest identifiable group of assets that generate cash inflows and outflows that are largely independent of cash inflows from other assets or group of assets.

(k)	Equity Method Investments
The Company determines how to account for investments based on the level of control or significant influence it has over the investee. If the Company determines it has control, then the investee is consolidated. Investees in which the Company has significant influence, but no control, are considered equity method investments. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but without control or joint control over those policies. Investments in equity method investments are accounted for using the equity method of accounting. Interests in equity method investments accounted for using the equity method are initially recognized at cost. The carrying value is then adjusted for the Company’s share of comprehensive loss, additional contributions to the investee and additional distributions from the investee. The carrying value of equity method investments is assessed for impairment at each balance sheet date. The Company’s investments in equity-accounted investees are classified within Investments in the Consolidated Balance Sheets.
Investments in which the Company does not have significant influence or control are first recognized at cost. At each reporting period, the investment balances are adjusted to fair value, with changes in value recognized through profit and loss. See Note 6 for additional information on the Company’s Equity method investments.

(l)	Goodwill
Goodwill represents the excess of the purchase price paid for the acquisition of a business over the fair value of the net assets acquired. Goodwill is allocated to the reporting unit or reporting units, which are expected to benefit from the synergies of the combination.
Goodwill is not subject to amortization and is tested for impairment annually or more frequently as warranted if events or changes in circumstances indicate impairment may have occurred. For the purpose of impairment testing, goodwill and indefinite-lived intangible assets have been allocated to reporting units or groups of reporting units representing the lowest level at which the assets generate cash inflow and outflow independent of other assets. An impaired asset is written down to its estimated fair value based on the most recent information available. The Company assesses the fair values of its reporting unit using an income-based approach. Under the income approach, fair value is based on the present value of estimated future cash flows. The income approach is dependent on a number of factors, including forecasted revenues and expenses, appropriate discount rates and other variables. The impairment review, performed in October of each year, utilizes the estimated fair value of the intangible assets and the overall reporting unit and compares the estimated fair values to the carrying values as of the testing date. If the carrying value of these intangible assets or the reporting unit exceeds the fair values, the Company would then use the fair values to measure the amount of any required impairment charge. See Note 7 for additional details.
As of December 31, 2021, the Company has
no
goodwill recorded that is expected to be tax deductible.

(m)	Income Taxes
Tax expense recognized in profit or loss is comprised of the sum of current and deferred taxes not recognized in other comprehensive loss or directly in equity.

(i)	Current Tax
Current tax assets and/or liabilities are comprised of claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

(ii)	Deferred Tax
Deferred taxes are calculated using the asset and liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full. The measurement of deferred tax assets is reduced through a valuation allowance, if necessary, by the amount of any tax benefits that, based on available evidence, are more likely than not expected to be unrealized. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority. Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive (loss) or directly in equity, in which case the related deferred tax is also recognized in other comprehensive (loss) or equity, respectively.
As the Company operates in the cannabis industry, the Company is subject to the limits of Internal Revenue Code (“IRC”) Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable
under IRC Section 280E. See Note 20 for additional details.

(n)	Fair Value of Financial Instruments
The Company accounts for assets and liabilities measured at fair value on a recurring basis in accordance with Accounting Standards Codification (“ASC”) 820
Fair Value Measurements
. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the inputs to the fair value measurements. The three levels of the hierarchy are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly

•	Level 3 – Inputs for the asset or liability that are not based on observable market data.
See Note 16 for additional details.
(o)	Loans Receivable
The Company may provide financing to various related and
non-related
businesses within the cannabis industry. These loans are classified as held for investment and accounted for as financial instruments in accordance with ASC 310
Receivables
. In certain instances, the Company has elected the fair value option in accordance with ASC 825
Financial Instruments
; in these instances, such instruments are labeled as measured at fair value. At each reporting date, the Company applies its judgment to evaluate the collectability of Loans receivable and records a provision based on the assessed amount of expected credit loss. See Note 16 for additional details.
(p)	Leases
The Company has entered into leases primarily for its corporate office, cultivation and processing facilities and dispensaries. At inception of a contract, the Company determines whether the contract includes a lease. A contract contains a lease if it includes enforceable rights and obligations under which the right to control the use of an identified asset is conveyed for a period of time in exchange for consideration. The Company recognizes a right-of-use
(“ROU”) asset and a lease liability at the commencement date – the date when the asset is available for use by the lessee.
The Company assesses at lease commencement whether it is reasonably certain to exercise extension or termination options. The Company reassesses its lease portfolio to determine whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. The extension options which are considered reasonably certain to be exercised are mainly those for which operational decisions have been made that make the lease assets vital to the continued relevant business activities.

Liabilities arising from a lease are initially measured at the present value of the lease payments not yet paid, which are then discounted using the Company’s incremental borrowing rate. Lease liabilities include the value of the following payments:

(i)	Fixed payments, including in-substance fixed payments, less any lease incentives receivable;

(ii)	The exercise price of a purchase option if the Company is reasonably certain to exercise that option; and

(iii)	Penalties for early termination of the lease, if the lease term reflects the Company exercising an option to terminate the lease.
The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is decreased by cash paid net of interest expense incurred. The lease liability is remeasured when there is a change in future lease payments, or if the Company changes its assessment of whether it will exercise an extension, purchase, or termination option.

ROU assets are measured at cost and are comprised of the following:

(i)	The amount of the initial measurement of lease liability;

(ii)	Lease payments made at or before the commencement date less any lease incentives received;

(iii)	Any initial direct costs; and

(iv)	An estimate of costs of dismantling and removing the underlying asset, restoring the site on which it is located or the underlying asset, if applicable.
The ROU asset is depreciated on a straight-line basis from the commencement date to the end of the lease term. A fixed amount of rent expense is recognized on a straight-line basis over the lease term for operating leases. For finance leases, depreciation expense on the ROU asset and interest expense on the lease liability are recognized over the lease term. The value of the ROU asset is periodically reduced by impairment losses, if any, and adjusted for certain revaluations of the lease liability.
In accordance with the guidance in ASC 842 Leases, the Company has elected not to recognize ROU assets and lease liabilities where the total lease term is less than or equal to twelve months. The payments for such leases are recognized as rent expense within Selling, general and administrative expenses or Cost of goods sold in the Consolidated Statements of Operations on a straight-line basis over the lease term.
See Note 5 for additional information on leases.

(q)	Revenue Recognition
Revenue is recognized by the Company in accordance with ASC 606
Revenue from Contracts with Customers
. Through application of ASC 606, the Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.
In order
to recognize revenue under ASC 606, the Company applies the following five (5) steps:

•	Identify a customer along with a corresponding contract;

•	Identify the performance obligation(s) in the contract to transfer goods to a customer;

•	Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods to a customer;

•	Allocate the transaction price to the performance obligation(s) in the contract; and

•	Recognize revenue when or as the Company satisfies the performance obligation(s).
Revenue consists of wholesale and retail sales of cannabis and other cannabis-derived and related products. Wholesale and retail sales are both generally recognized at a point in time when control over the goods has been transferred to the customer and is recorded net of sales discounts. For retail sales, payment is typically due upon transferring the goods to the customer. For wholesale sales, payment is typically due upon transferring the goods to the customer or within a specified time period permitted under agreed-upon payment terms.
Revenue is recognized upon the satisfaction of the performance obligation. The Company satisfies its performance obligation and transfers control upon delivery and acceptance by the customer. For some of its locations, the Company has customer loyalty programs where retail customers accumulate points based on their level of spending and use these points for discounts on cannabis and cannabis related products. These points are recorded as a contract liability until customers redeem their points for discounts. In addition, the

Company records a performance obligation as a reduction of revenue based on the estimated probability of point redemption, which is calculated based on a standalone selling price and using historical redemption rates. Upon redemption, the loyalty program obligation is relieved, and the offset is recorded as revenue. In the event of a product recall, the expected value method is utilized to estimate the financial impact and a reduction of revenue is recorded. See Note 12 for additional information on revenue.

(r)	Excise Tax
The Company recognizes excise tax and community benefit fees as Cost of goods sold or Selling, general and administrative expense based on whether the tax is generated on production of cannabis or as part of selling costs, respectively.

(s)	Share-Based Compensation
The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. For awards with performance conditions, compensation expense is recognized over the service period of awards and adjusted for the probability of achievement of performance-based goals. Expected forfeitures are estimated at the date of grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate. The impact of the revision of the original estimate is recognized in profit or loss such that the cumulative expense reflects the revised estimate. For share-based payments granted to non-employees,
the compensation expense is measured at the fair value of the equity instrument on the grant date. For awards where the holder has the election of settling their award in either cash or equity, the fair value of share-based compensation is recorded as a liability and remeasured at the end of each reporting period until the corresponding awards are settled.

(t)	Earnings (Loss) Per Share
Earnings (loss) per share (“EPS”) is calculated by dividing the net earnings or loss attributable to shareholders by the weighted average shares outstanding during the period. The Company presents basic and diluted EPS in the Consolidated Statements of Operations. Basic EPS is calculated by dividing the profit or loss attributable to shareholders by the weighted average number of shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to shareholders and the weighted average number of shares outstanding for the effects of all dilutive potential shares, which are comprised of redeemable Cresco Labs, LLC shares; options, warrants, and restricted stock units (“RSUs”) issued. Shares with anti-dilutive impacts are excluded from the calculation. The number of shares included with respect to redeemable shares, options, warrants, and RSUs is computed using the treasury stock method.
Potentially dilutive shares as of December 31, 2021 and 2020, which were excluded from the calculation of diluted EPS for the periods presented consisted of the following:

(in thousands)	2021	2020

Redeemable shares	115,136	136,077
Options	23,609	9,402
Warrants	9,842	532
RSUs	999	145

Total potentially dilutive shares	149,586	146,156

(u)    Variable Interest Entities
A variable interest entity (“VIE”) is an entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to control the entity’s activities or do not substantially participate in the gains and losses of the entity. Upon inception of a contractual agreement, and thereafter, if a reconsideration event occurs, the Company performs an assessment to determine whether the arrangement contains a variable interest in an entity and whether that entity is a VIE. The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Under ASC 810
Consolidations
, where the Company concludes that it is the primary beneficiary of a VIE, the Company consolidates the financial results of the entity. See Note 17 for additional information on VIEs.
(v)    Business Combinations
A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for by applying the acquisition method. The total consideration transferred in a business combination is the sum of the fair values of assets transferred, liabilities assumed, and equity interests and other consideration issued by the acquirer in exchange for control of the acquiree. The acquisition date is the date on which the Company obtains control of the acquiree. The identifiable assets acquired, and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where ASC 805
Business Combinations
provides exceptions to recording the amounts at fair value. Acquisition costs of the acquirer are expensed to profit or loss; acquisition costs of the acquiree paid by the acquirer may comprise a portion of consideration transferred.
Non-controlling
interest in the acquiree, if any, is recognized at fair value.

(w)	Critical Accounting Estimates, Judgments, and Assumptions
The preparation of the Company’s consolidated financial statements under U.S. GAAP requires management to make estimates, judgments, and assumptions about the carrying amounts of certain assets and liabilities. Estimates and related assumptions are based on historical experience and other relevant factors. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis for reasonableness and relevancy. Where revisions are required, they are recognized in the period in which the estimate is revised for the current as well as future periods that are affected.
Estimates, judgments, and assumptions that have the most significant effect on the amounts recognized in the accompanying consolidated financial statements are described below.

(i)	Expected Credit Loss (“ECL”) on Loans Receivable
The Company calculates ECLs in accordance with ASC 326 Financial Instruments—Credit Losses using the Current ECL methodology. The Company develops a provision matrix and measures the expected credit losses based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors. In developing a provision matrix, the Company (1) determines the appropriate groupings of receivables into categories of shared credit risk characteristics, (2) determines historical loss rates, (3) considers forward-looking macro-
economic factors and adjusts historical loss rates to reflect relevant future economic conditions, (4) calculates expected credit losses, and (5) concludes on the accounting implications. The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. To reflect this, temporary, qualitative adjustments may be made using expert credit judgment. The allowance the Company records, if any, is the sum of these probability-weighted outcomes.

(ii)	Inventory
In calculating final inventory values, management compares the inventory cost to estimated net realizable value. The net realizable value of inventories represents the estimated selling price of inventory in the ordinary course of business, less all estimated costs of completion and costs necessary to complete the sale. The determination of net realizable value requires significant judgment including consideration of factors such as shrinkage, the aging of and future demand for inventory and the future selling price the Company expects to realize by selling the inventory. Reserves for excess and obsolete inventory are based upon quantities on hand, projected volumes from demand forecasts and net realizable value. The estimates are judgmental in nature and are made at a point in time, using available information, expected business plans, and expected market conditions. As a result, the actual amount received on sale could differ from estimates. Periodic reviews are performed on the inventory balance and the impact of changes in inventory reserves is recorded in Cost of goods sold. See Note 3 for additional information.

(iii)	Estimated Useful Lives, Depreciation of Property and Equipment, and Amortization of Intangible Assets
Depreciation of property and equipment and amortization of definite-lived intangible assets are recorded on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. Estimating useful lives of property and equipment and definite-lived intangible assets requires careful judgement. Inappropriate estimations could result in impairment losses recognized in later periods. Both property and equipment and intangible assets are reviewed for impairment periodically.

(iv)	Property and Equipment Impairment
The Company evaluates the carrying value of long-lived assets throughout the reporting period, whenever there is indication that a long-lived asset is impaired. Such indicators include evidence of physical damage, indicators that the economic performance of the asset is worse than expected, or that the decline in asset value is more than the passage of time or normal use, or significant changes occur with an adverse effect on the Company’s business. If any such indication exists, the Company estimates the recoverable amount of the asset. An asset is impaired when its carrying amount exceeds its recoverable amount. The Company measures impairment based on the amount by which the carrying value exceeds the estimated fair value of the long-lived asset. The fair value is determined primarily by using the projected future cash flows. Losses on long-lived assets to be disposed of are determined in a similar manner, except that the fair values are reduced based on an estimate of the cost to dispose or abandon.

(v)	Goodwill and Indefinite-Lived Intangible Asset Impairment
Goodwill and indefinite-lived intangible assets are tested for impairment annually during the fourth quarter and whenever events or changes in circumstances indicate that the carrying amount of these assets has been impaired. In order to determine if the value of these assets might be impaired, the reporting unit to which the assets have been allocated must be valued using present value techniques. When applying this valuation technique, the Company relies on a number of factors, including historical results, business plans, forecasts, market data and discount rates. An estimated fair value is determined using the present value of estimated future cash flows under this methodology, and any excess of recorded goodwill over estimated fair value is written off through impairment expense. Changes in the conditions for these judgments and estimates can significantly affect the assessed value of goodwill and indefinite-lived intangibles. Management has determined the Company’s reporting units that hold such goodwill and indefinite-lived intangible assets to be California, Illinois, Maryland, Arizona, New York, Massachusetts, Ohio, Florida, and Pennsylvania.

(vi)	Business Combinations and Asset Acquisitions
Determination of an acquisition as a business combination or an asset acquisition depends on whether the assets acquired constitute a business. The classification can have a significant impact on the accounting on and subsequent to the acquisition date.

a.	Business Combinations
In determining the fair value of all identifiable assets, liabilities, contingent liabilities and non-controlling
interests acquired, the most significant estimates relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when contingent payments are expected to be made and at what amounts, which is used as the basis for estimating fair value. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows. The valuations are linked closely to the assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.
b.	Asset Acquisitions
Acquisitions that do not meet the definition of a business combination are accounted for as an asset acquisition. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Goodwill is not recorded as a result of an asset acquisition.

(vii)	Share-Based Compensation
In determining the fair value of share-based awards for the purpose of calculating compensation expense, key estimates such as the rate of forfeiture of awards granted, the expected life of options, the volatility of the Company’s stock price and the risk-free interest rate are used. For awards with performance conditions, additional estimates for the probability of achievement of performance-based goals are also necessary.

(viii)	Income Tax
Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.
Uncertain tax positions are recognized and measured using a
two-step
process: (1) determine whether a benefit may be recognized and (2) measure the amount of the benefit. Tax benefits from uncertain tax positions may be recognized only if it is more likely than not that the tax position is sustainable based on its technical merits. Uncertain tax positions are evaluated at the individual tax position level. The tax benefit is measured by using a cumulative probability model: the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Any interest or penalties related to uncertain tax positions are recognized within Accrued liabilities and Accounts payable in the Consolidated Balance Sheets.

(ix)	Measurement of ROU Assets and Sale and Leaseback Accounting
Assets and liabilities arising from a lease are initially measured at the present value of the lease payments not yet paid, which are then discounted using the Company’s incremental borrowing rate. The Company applies ASC 842 when accounting for lease transactions. Significant estimates and judgments are involved in determining the implicit interest rate.
A sale and leaseback transaction involves the transfer of an asset to another entity and the leaseback of the same asset. The Company applies ASC 606 and ASC 842 when accounting for sale and leaseback transactions. Significant estimates and judgments applied include determination of the fair value of the underlying asset, transfer of control, and determination of the implicit interest rate. The Company recognizes gains or losses related to the transfer of rights of the asset to the buyer-lessor and measures the ROU asset arising from the leaseback at the retained portion of the previous carrying amount. In cases where the transaction does not qualify for sale and leaseback accounting treatment, the asset is not derecognized, and no gain or loss is recorded. The transaction is treated as a financing transaction. See Note 5 for additional information.

(x)	Fair Value Measurements
Fair value is defined as a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on a specified date. The Company estimates fair value of financial instruments in accordance ASC 820 “Fair Value Measurement”, using quoted market prices whenever available and utilizing standard pricing models in situations where quoted market prices are not available. See Note 16 for additional information on the inputs utilized in the determination of fair values, including fair value hierarchy considerations.

(xi)	Contingencies
The Company is subject to lawsuits, investigations and other claims related to employment, commercial, regulatory, and other matters that arise out of operations in the normal course of business. At each reporting period, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable, and the amount can be reliably estimated, such amount is recognized in other accrued expenses.

Contingent liabilities are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period and are discounted to present value where the effect is material.

(x)	Recasts and Adjustments
During the first quarter of 2021, the Company transitioned from International Financial Reporting Standards to U.S. GAAP. Prior period amounts included throughout the consolidated financial statements have been recast and adjusted to update for historical changes necessary to present the consolidated financial statements in accordance with U.S. GAAP.

(y)	Recently Adopted Accounting Pronouncements
Aside from the transition to U.S. GAAP referred to above, the Company does not have any recently adopted accounting pronouncements during the year ended December 31, 2021.

(z)	Recently Issued Accounting Standards
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2020-06,
Debt—Debt with Conversion and Other Options
(Subtopic
470-20)
and
Derivatives and Hedging—Contracts in Entity’s Own Equity
(Subtopic
815-40).
ASU
2020-06
simplifies and adds disclosure requirements for the accounting and measurement of convertible instruments and the settlement assessment for contracts in an entity’s own equity. The amendments in this update are effective for all business entities for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. We do not expect the adoption of this guidance will have a material impact on the Company’s consolidated financial statements.
In May 2021, FASB issued ASU
No. 2021-04
Earnings Per Share
(Topic 260),
Debt—Modifications and Extinguishments
(Subtopic
470-50),
Compensation—Stock Compensation
(Topic 718), and
Derivatives and Hedging—Contracts in Entity’s Own Equity
(Subtopic
815-40).
ASU
2021-04
clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options due to a lack of explicit guidance in the FASB Codification. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. We do not expect the adoption of this guidance will have a material impact on the Company’s consolidated financial statements.